Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Pretium Resources Inc.
Entity Central Index Key	0001508844
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes